Goodwill (Tables)	12 Months Ended
Feb. 28, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes In Goodwill
The following tables present the changes in goodwill:

($ in thousands)	Predecessor
Balance, February 28, 2019	$482,378
Acquisitions:
Amber Road	263,317
Averetek	7,191
Currency translation adjustment	(130)
Balance, February 29, 2020	752,756
Currency translation adjustment	33
Balance, February 3, 2021	$752,789

($ in thousands)	Successor
Balance, February 4, 2021	$2,628,964
Currency translation adjustment	(318)
Balance, February 28, 2021	$2,628,646